INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
State
Net operating loss carryforwards
Available net operating loss carryforwards as of the end of the year	$ 34,184	$ 16,354
U.S. federal
Net operating loss carryforwards
Available net operating loss carryforwards as of the end of the year	$ 78,276	$ 60,380